Appendix 4 Detail of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2018
DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
APPENDIX 4 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

APPENDIX 4 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of Enel Generación Chile S.A. financial statements. The detail of assets denominated in foreign currencies is the following:

			12-31-2018	12-31-2017
ASSETS	Foreign Currency	Functional Currency	ThCh$	ThCh$

			31-12-2017	12-31-2017
CURRENT ASSETS	Foreign Currency	Functional Currency	ThCh$	ThCh$
Cash and cash equivalents			14,871,843	20,048,279
	U.S. dollars	Chilean peso	8,760,454	13,784,935
	Euros	Chilean peso	53,596	—
	Argentine peso	Chilean peso	6,057,793	6,263,344

Other current financial assets			38,117,291	20,441,149
	U.S. dollars	Chilean peso	38,117,291	20,441,149

Other current non-financial assets			1,887,486	934,647
	U.S. dollars	Chilean peso	969,768	902,026
	Argentine peso	Chilean peso	917,718	32,621

Trade and other current receivables			30,517	6,346,175
	U.S. dollars	Chilean peso	—	5,273,103
	Argentine peso	Chilean peso	30,517	1,073,072

Current accounts receivable from related parties			41,909,120	65,225,546
	U.S. dollars	Chilean peso	18,430,902	22,833,551
	Euros	Chilean peso	23,478,218	42,391,995

Current tax assets			168,714	146,525
	Argentine peso	Chilean peso	168,714	146,525

TOTAL CURRENT ASSETS			96,984,971	113,142,321

			12-31-2018	12-31-2017
NON-CURRENT ASSETS	Foreign Currency	Functional Currency	ThCh$	ThCh$
Other non-current financial assets			38,021,172	30,789,703
	U.S. dollars	Chilean peso	38,021,172	30,789,703

Other non-current non-financial assets			320,238	701,684
	U.S. dollars	Chilean peso	123,829	322,744
	Argentine peso	Chilean peso	196,409	378,940

Trade and other non-current receivables			25,706	62,563
	Argentine peso	Chilean peso	25,706	62,563

Current accounts payable to related parties			—	—

Investments accounted for using the equity method			—	3,888,467
	U.S. dollars	Chilean peso	—	3,783,316
	Argentine peso	Chilean peso	—	105,151

Intangible assets other than goodwill			253,937	253,849
	Argentine peso	Chilean peso	253,937	253,849

Property, plant and equipment			15,646,727	15,450,783
	Argentine peso	Chilean peso	15,646,727	15,450,783

TOTAL NON-CURRENT ASSETS			54,267,780	51,147,049

TOTAL ASSETS			151,252,751	164,289,370

			12-31-2018	12-31-2018	12-31-2017	12-31-2017
			Up to 90 days	91 days to 1 year	Up to 90 days	91 days to 1 year
LIABILITIES	Foreign Currency	Functional Currency	ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities			88,903,639	4,241,006	7,999,743	13,681,329
	U.S. dollars	Chilean peso	88,903,639	4,241,006	7,999,743	13,681,329

Trade and other current payables			2,337,671	—	20,092,325	—
	U.S. dollars	Chilean peso	1,081,389	—	16,184,962	—
	Euros	Chilean peso	744,822	—	3,174,586	—
	Argentine peso	Chilean peso	511,460	—	732,777	—

Current accounts payable to related parties			50,944,448	—	24,125,790	—
	U.S. dollars	Chilean peso	21,619,106	—	8,394,761	—
	Euros	Chilean peso	29,325,342	—	15,717,455	—
	Colombian peso	Chilean peso	—	—	—	—
	Argentine peso	Chilean peso	—	—	13,574	—

Other current provisions			24,667	—	45,419	—
	Argentine peso	Chilean peso	24,667	—	45,419	—

Current tax liabilities			—	411,577	146,769	—
	Argentine peso	Chilean peso	—	411,577	146,769	—

Other non-current financial liabilities			10,061	—	—	—
	Argentine peso	Chilean peso	10,061	—	—	—

TOTAL CURRENT LIABILITIES			142,220,486	4,652,583	52,410,046	13,681,329

			12-31-2018	12-31-2018	12-31-2017	12-31-2017
			One to five years	More than five years	One to five years	More than five years
NON-CURRENT LIABILITIES	Moneda extranjera	Moneda funcional	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities			15,099,520	487,595,270	29,636,407	434,446,795
	U.S. dollars	Peso chileno	15,099,520	487,595,270	29,636,407	434,446,795
Trade and other non-current payables			4,762	—	174,290	—
	U.S. dollars		4,762	—	947	—
	Euros	Peso chileno	—	—	—	—
	Argentine peso	Peso chileno	—	—	173,343	—
Non-current accounts payable to related parties			—	—	—	318,518
	Euros		—	—	—	318,518
Deferred tax liabilities			—	—	4,459,081	—
	Argentine peso	Peso chileno	—	—	4,459,081	—

TOTAL NON-CURRENT LIABILITIES			15,104,282	487,595,270	34,269,778	434,446,795

TOTAL LIABILITIES			157,324,768	492,247,853	86,679,824	448,128,124